Combined Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets:
Investment properties	$ 4,457,899	$ 3,424,978
Construction funds in escrow	16,767
Acquisition deposits		34,288
Deferred tax assets	4,057	5,301
Fixed assets, net	2,119	771
Other assets	1,273	13,425
Total non-current assets	4,482,115	3,478,763
Current assets:
Assets held for sale		44,238
Other receivable	11,650
Accounts receivable	7,812	4,316
Income taxes receivable	315	212
Prepaid expenses and other	3,387	2,510
Restricted cash		470
Cash and cash equivalents	298,677	658,246
Total assets	4,803,956	4,188,755
Non-current liabilities:
Unsecured debt, net	1,186,994	1,198,414
Cross currency interest rate swaps	30,365	104,757
Long-term portion of lease obligations	32,426
Deferred tax liabilities	320,972	303,965
Total non-current liabilities	1,570,757	1,607,136
Current liabilities:
Deferred revenue	5,804	4,290
Accounts payable and accrued liabilities	50,183	41,967
Distributions payable	13,081	24,357
Short-term portion of lease obligations	619
Income taxes payable	15,402	14,020
Total liabilities	1,655,846	1,691,770
Equity:
Stapled unitholders' equity	3,146,143	2,495,518
Non-controlling interests	1,967	1,467
Total equity	3,148,110	2,496,985
Total liabilities and equity	$ 4,803,956	$ 4,188,755